Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 3,832	$ 6,563
Other current assets	645	346
Total current assets	4,477	6,909
Property, plant and equipment	521	522
TOTAL ASSETS	4,998	7,431
Current liabilities
Accounts payable	1,647	1,857
Accrued salaries, wages, and other compensation	402	978
Total current liabilities	2,049	2,835
Total liabilities	2,049	2,835
Commitments and contingencies
Stockholders' equity
Preferred stock as of March 31, 2012, December 31, 2011 and December 31, 2010, $0.0001 par value per share; authorized 40,000,000 shares
Common stock as of March 31, 2012, December 31, 2011 and December 31, 2010, par value $0.0001 per share; authorized 100,000,000 shares; issued and outstanding 6,276,538, 6,018,740 and 5,063,968, respectively	1	1
Additional paid-in capital	71,032	68,652
Accumulated other comprehensive income (loss):
Foreign currency translation adjustment	1,186	1,132
Accumulated deficit (Retained earnings)	(69,270)	(65,189)
Total stockholders' equity	2,949	4,596
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,998	$ 7,431